Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	3,748,652	2,319,723
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 0	$ 111.53	$ 114.29